Financial Instruments - Disclosure of Foreign Currency Sensitivity Analysis - (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
In US Dollars [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	$ 764,459
Decrease in of shareholders' equity	764,459
In Euro [member]
Disclosure foreign currency sensitivity analysis [line items]
Loss for the year	25,903
Decrease in of shareholders' equity	$ 25,903